Salaries And Other Employee Expenses - Additional Information (Details) - Individuals Individuals in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Salaries And Other Employee Expenses [Abstract]
Average number of individuals employed	999	858	645